Restructuring Charges and Asset Impairments (Tables)	3 Months Ended	12 Months Ended
	Dec. 30, 2016	Sep. 30, 2016
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Reserves
The liability for restructuring reserves as of December 30, 2016 is included within accrued and other current liabilities in the Company's condensed consolidated balance sheets as follows:

	Electrical Raceway	Mechanical Products & Solutions
(in thousands)	Severance	Severance	Other	Total
Balance as of September 30, 2016	$—	$841	$539	$1,380
Charges	61	240	88	389
Utilization	(19)	(28)	(579)	(626)
Reversals/exchange rate effects	—	(54)	—	(54)
Balance as of December 30, 2016	$42	$999	$48	$1,089

The rollforward of restructuring reserves included as a component of accrued expenses is as follows:

	Electrical Raceway		Mechanical Products & Solutions		Corporate
(in thousands)	Severance	Other	Severance	Other	Severance	Other	Total
Balance as of September 27, 2013	$—	$—	$1,971	$—	$—	$—	$1,971
Charges	—	—	1,301	—	999	—	2,300
Utilization	—	—	(2,236)	—	(406)	—	(2,642)
Reversals / exchange rate effects	—	—	(37)	—		—	(37)
Balance as of September 26, 2014	$—	$—	$999	$—	$593	$—	$1,592
Charges	—	200	3,680	846	1	62	4,789
Utilization	—	(200)	(907)	(102)	(577)	—	(1,786)
Reversals / exchange rate effects	—	—	(55)	(124)	(2)	(1)	(182)
Balance as of September 25, 2015	$—	$—	$3,717	$620	$15	$61	$4,413
Charges	28	—	1,468	2,583	—	199	4,278
Utilization	(28)	—	(4,157)	(2,542)	(11)	(260)	(6,998)
Reversals / exchange rate effects	—	—	(187)	(122)	(4)	—	(313)
Balance as of September 30, 2016	$—	$—	$841	$539	$—	$—	$1,380

The net restructuring charges included in selling, general and administrative expense were as follows:

	Fiscal Year Ended
(in thousands)	September 30, 2016	September 25, 2015	September 26, 2014
Total restructuring charges, net	3,967	4,766	2,263